COMMITMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Oct. 31, 2017	Aug. 22, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Jun. 30, 2008
Loss Contingencies [Line Items]
Lease expire				Dec. 31, 2020
Lease expense				$ 464	$ 316	$ 256
Restricted long-term deposits				120	107
2018				479
2019				479
2020				$ 479
Percentage of gross profits related to sale of product			50.00%	50.00%
Term of commercial sale of product			20 years	20 years
Percentage of reimburse out-of-pocket expense		80.00%		40.00%
Long term receivables				$ 1,606
Amount pay to third party upon NDA submission of product						2,000
Amount pay to approval of FDA on the first NDA product						3,000
Percentage of future gross profit product sold		50.00%
Master Clinical Trial Services Agreement [Member]
Loss Contingencies [Line Items]
Consideration for services payment									$ 3,992
Expense recognized				1,792	1,730
Clinical Development Master Services Agreement [Member]
Loss Contingencies [Line Items]
Consideration for services payment	$ 7,615							$ 7,230
Expense recognized	$ 50			1,977	4,707	191
Clinical trial [Member]
Loss Contingencies [Line Items]
Expense recognized				1,067	1,785
Total consideration				$ 4,753
Percentage of expense recognized				60.00%
CMO [Member]
Loss Contingencies [Line Items]
Expense recognized				$ 1,306	580	797
Executive Officer [Member]
Loss Contingencies [Line Items]
Bonus paid				873	254		$ 1,746
Employees [Member]
Loss Contingencies [Line Items]
Bonus paid				127
Vehicle Lease [Member]
Loss Contingencies [Line Items]
Lease expense				187	156	$ 163
Restricted long-term deposits				$ 30
Operating lease agreements period				3 years
2018				$ 124
2019				117
2020				64
Security deposit obligation under lease				$ 41
NATI [Member]
Loss Contingencies [Line Items]
Percentage of royalties payments shall not exceed aggregate rant received				300.00%
Grant received				$ 1,431
Accumulated royalty expense				$ 1,997	$ 492
Yissum [Member]
Loss Contingencies [Line Items]
Royalties pay for net sales related to patents				1.50%
Minimum [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed						5.50%
Minimum [Member] | NATI [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed				3.50%
Minimum [Member] | Yissum [Member]
Loss Contingencies [Line Items]
Percentage of proceeds received for sub licence				1.50%
Maximum [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed						6.50%
Maximum [Member] | NATI [Member]
Loss Contingencies [Line Items]
Royalties payable on the sale of products developed				25.00%
Maximum [Member] | Yissum [Member]
Loss Contingencies [Line Items]
Percentage of proceeds received for sub licence				8.00%